UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)      (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.1%
39,295	iShares Barclays 20+ Year Treasury Bond Fund	$4,719,329	1.0
173,164	iShares Core U.S. Aggregate Bond ETF	18,751,930	4.0
53,728	iShares iBoxx $ High Yield Corporate Bond Fund	4,692,603	1.0
246,156	iShares MSCI EAFE Index Fund	14,678,282	3.2
118,931	iShares MSCI Emerging Markets Index Fund	4,440,884	0.9
205,444	iShares Russell 1000 Value Index Fund	23,155,593	5.0
88,816	Vanguard S&P 500 ETF	18,559,880	4.0

	Total Exchange-Traded Funds
	(Cost $88,049,527)	88,998,501	19.1

MUTUAL FUNDS: 80.7%
		Affiliated Investment Companies: 79.2%
2,819,606	Voya Floating Rate Fund - Class I	28,055,082	6.0
973,907	Voya Global Bond Fund - Class R6	9,446,895	2.0
985,533	Voya Global Real Estate Fund - Class R6	18,537,878	4.0
4,056,525	Voya High Yield Bond Fund - Class R6	32,817,285	7.1
7,555,621	Voya Intermediate Bond Fund - Class R6	75,405,098	16.2
1,726,159	Voya Large Cap Value Fund - Class R6	22,578,163	4.9
1,064,898	Voya Large-Cap Growth Fund - Class R6	36,781,560	7.9
383,686	@ Voya MidCap Opportunities Fund - Class R6	9,361,944	2.0
957,069	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,561,116	2.1
3,812,382	Voya Multi-Manager International Equity Fund - Class I	39,648,773	8.5
3,665,083	Voya Multi-Manager International Factors Fund - Class I	34,195,220	7.4
279,619	Voya Multi-Manager International Small Cap Fund - Class I	14,028,469	3.0
825,372	Voya Multi-Manager Mid Cap Value Fund - Class I	9,301,937	2.0
533,790	Voya Small Company Fund - Class R6	9,245,243	2.0
1,871,151	Voya U.S. High Dividend Low Volatility Fund - Class I	19,160,585	4.1
		368,125,248	79.2
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Unaffiliated Investment Companies: 1.5%
1,375,361	@ Credit Suisse Commodity Return Strategy Fund - Class I	$7,000,589	1.5

	Total Mutual Funds (Cost $379,515,681)	375,125,837	80.7

	Total Long-Term Investments (Cost $467,565,208)	464,124,338	99.8

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
3,419,982	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $3,419,982)	3,419,982	0.7

	Total Short-Term Investments
	(Cost $3,419,982)	3,419,982	0.7

	Total Investments in Securities (Cost $470,985,190)	$467,544,320	100.5
	Liabilities in Excess of Other Assets	(2,451,041)	(0.5)
	Net Assets	$465,093,279	100.0

††	Rate shown is the 7-day yield as of January 31, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $471,441,877.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,921,206
Gross Unrealized Depreciation	(7,818,763)

Net Unrealized Depreciation	$(3,897,557)

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$88,998,501	$–	$–	$88,998,501
Mutual Funds	375,125,837	–	–	375,125,837
Short-Term Investments	3,419,982	–	–	3,419,982
Total Investments, at fair value	$467,544,320	$–	$–	$467,544,320
Liabilities Table
Other Financial Instruments+
Futures	$(204,178)	$–	$–	$(204,178)
Written Options	–	(575,461)	–	(575,461)
Total Liabilities	$(204,178)	$(575,461)	$–	$(779,639)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 1/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$28,624,351	$297,364	$(960,966)	$94,333	$28,055,082	$297,364	$(8,298)	$-
Voya Global Bond Fund - Class R6	9,358,064	497,841	(117,492)	(291,518)	9,446,895	297,841	(67,834)	-
Voya Global Real Estate Fund - Class R6	19,224,165	573,723	(795,945)	(464,065)	18,537,878	323,380	22,861	50,343
Voya High Yield Bond Fund - Class R6	33,309,610	441,674	(1,256,978)	322,979	32,817,285	441,628	42,779	-
Voya Intermediate Bond Fund - Class R6	76,661,990	2,639,066	(2,248,478)	(1,647,480)	75,405,098	647,594	32,149	-
Voya Large-Cap Growth Fund - Class R6	47,334,752	2,055,428	(11,933,564)	(675,056)	36,781,560	214,734	929,644	1,740,694
Voya Large Cap Value - Class R6	33,262,359	151,517	(13,672,908)	2,837,195	22,578,163	151,517	(302,156)	-
Voya MidCap Opportunities Fund - Class R6	9,510,928	537,615	(811,915)	125,316	9,361,944	-	95,144	537,615
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,243,365	716,486	(4,965,244)	(433,491)	9,561,116	108,671	172,405	-
Voya Multi-Manager International Equity Fund - Class I	40,317,580	924,245	(1,986,279)	393,227	39,648,773	724,245	33,947	-
Voya Multi-Manager International Factors Fund - Class I	40,226,192	713,468	(7,234,902)	490,462	34,195,220	513,468	388,237	-
Voya Multi-Manager International Small Cap Fund - Class I	14,231,672	147,710	(763,370)	412,457	14,028,469	147,710	57,516	-
Voya Multi-Manager Mid Cap Value Fund - Class I	9,271,148	5,274,734	(5,287,394)	43,449	9,301,937	115,243	704,565	159,491
Voya Small Company Fund - Class R6	9,317,271	8,589,661	(8,236,680)	(425,009)	9,245,243	24,671	1,177,697	564,990
Voya U.S. High Dividend Low Volatility Fund - Class I	-	18,809,238	(97,276)	448,623	19,160,585	35,295	2,724	-
	$384,893,447	$42,369,770	$(60,369,391)	$1,231,422	$368,125,248	$4,043,361	$3,281,380	$3,053,133

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

At January 31, 2017, the following futures contracts were outstanding for Voya Global Target Payment Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	53	03/09/17	$7,120,804	$(166,218)
			$7,120,804	$(166,218)
Short Contracts
S&P 500 E-Mini	(62)	03/17/17	(7,050,950)	(37,960)
			$(7,050,950)	$(37,960)

At January 31, 2017, the following over-the-counter written options were outstanding for Voya Global Target Payment Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
827,201	UBS AG	Call on iShares® MSCI EAFE Index Fund	60.070	USD	02/23/17	$531,642	$(188,786)
23,299	Goldman Sachs & Co.	Call on S&P 500® Index	2,296.680	USD	02/23/17	449,487	(290,218)
43,525	UBS AG	Call on SPDR® S&P® MidCap 400 ETF	309.930	USD	02/23/17	167,946	(96,457)
		Total Written OTC Options				$1,149,075	$(575,461)

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments for Voya Global Target Payment Fund as of January 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$204,178
Equity contracts	Written options	575,461
Total Liability Derivatives		$779,639

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2017:

	Goldmans Sachs & Co.	UBS AG	Totals
Liabilities:
Written options	$290,218	$285,243	$575,461
Total Liabilities	$290,218	$285,243	$575,461

Net OTC derivative instruments by counterparty, at fair value	$(290,218)	$(285,243)	(575,461)

Total collateral pledged by Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(290,218)	$(285,243)	$(575,461)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 30, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 30, 2017